Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, Par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, Shares issued	0	0	0
Preferred stock, Shares outstanding	0	0	0
Common Stock Class A [Member]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Shares authorized	200,000,000	200,000,000	200,000,000
Common stock, Shares issued	4,910,000	4,910,000	910,000
Common stock, shares outstanding	4,910,000	4,910,000	910,000
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized		637,605	1,010,391
Temporary equity, redemption price per share	$ 10.87	$ 10.63	$ 10.37
Temporary Equity, Shares Issued	368,879	637,605	1,010,391
Temporary Equity, Shares Outstanding	368,879	637,605	1,010,391
Common Stock Class B [Member]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Shares authorized	20,000,000	20,000,000	20,000,000
Common stock, Shares issued	6,303,333	6,303,333	10,303,333
Common stock, shares outstanding	6,303,333	6,303,333	10,303,333